UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7608

        Nuveen North Carolina Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen North Carolina Premium Income Municipal Fund (NNC)
	February 28, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 23.4% (15.0% of Total Investments)
$ 2,500	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/15 at 100.00	AA+	$2,519,425
	2005A, 5.000%, 10/01/41
970	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales	4/13 at 100.00	N/R	892,555
	University, Series 2003A, 5.250%, 4/01/23 – SYNCORA GTY Insured
2,285	North Carolina State University at Raleigh, General Revenue Bonds, Series 2003A,	10/13 at 100.00	AA	2,506,462
	5.000%, 10/01/15
1,530	University of North Carolina System, Pooled Revenue Bonds, Series 2005A, 5.000%, 4/01/15 –	No Opt. Call	A	1,674,692
	AMBAC Insured
580	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%,	10/12 at 100.00	A+	604,459
	4/01/22 – AMBAC Insured
	University of North Carolina Wilmington, Certificates of Participation, Student Housing
	Project Revenue Bonds, Series 2006:
1,430	5.000%, 6/01/23 – FGIC Insured	6/16 at 100.00	AA–	1,412,096
1,505	5.000%, 6/01/24 – FGIC Insured	6/16 at 100.00	AA–	1,467,255
	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2003:
2,380	5.000%, 12/01/19	12/13 at 100.00	AA+	2,554,406
2,725	5.000%, 12/01/21	12/13 at 100.00	AA+	2,858,770
1,500	5.000%, 12/01/23	12/13 at 100.00	AA+	1,547,940
1,675	University of North Carolina, Wilmington, General Revenue Bonds, Series 2002A, 5.000%,	1/12 at 101.00	A2	1,697,680
	1/01/23 – AMBAC Insured

19,080	Total Education and Civic Organizations			19,735,740

	Energy – 1.3% (0.8% of Total Investments)
1,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	BBB	1,105,365
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)

	Health Care – 22.4% (14.3% of Total Investments)
1,145	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	N/R	881,673
	2007, 5.250%, 10/01/27
1,000	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston	4/18 at 100.00	AAA	890,790
	Memorial Hospital Project, Series 2008, 5.250%, 10/01/36 – FSA Insured
920	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds (WakeMed), Series	10/14 at 100.00	AAA	920,166
	2009A, 5.625%, 10/01/38 – AGC Insured
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health	11/13 at 100.00	Aa3	2,043,740
	Obligated Group, Series 2003A, 5.000%, 11/01/19
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Stanly Memorial	10/09 at 101.00	BBB+	1,671,680
	Hospital, Series 1999, 6.375%, 10/01/29
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional
	Medical Center, Series 2002A:
1,000	5.500%, 1/01/19	1/12 at 100.00	A	1,008,160
550	5.500%, 1/01/20	1/12 at 100.00	A	552,178
1,750	5.375%, 1/01/32	1/12 at 100.00	A	1,508,850
3,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical	6/12 at 101.00	A	2,508,270
	Center, Series 2002, 5.375%, 6/01/32
1,500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series	11/17 at 100.00	A–	1,183,905
	2007, 5.000%, 11/01/27
1,645	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series	1/15 at 100.00	AA–	1,264,413
	2005, 5.000%, 1/01/33 – FGIC Insured
	North Carolina Medical Care Commission, Revenue Bonds, Cleveland County Healthcare System,
	Series 2004A:
600	5.250%, 7/01/20 – AMBAC Insured	7/14 at 100.00	A	569,694
500	5.250%, 7/01/22 – AMBAC Insured	7/14 at 100.00	A	457,475
300	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue	4/18 at 100.00	BBB	240,645
	Bonds, Series 2008, 6.250%, 10/01/38
685	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow	10/16 at 100.00	AA–	545,013
	Memorial Hospital Project, Series 2006, 5.000%, 4/01/31 – MBIA Insured
2,800	The Charlotte-Mecklenberg Hospital Authority, North Carolina, Doing Business as Carolinas	1/18 at 100.00	AA–	2,601,732
	HealthCare System, Health Care Refunding Revenue Bonds, Series 2008A, 5.000%, 1/15/47

21,395	Total Health Care			18,848,384

	Housing/Multifamily – 4.8% (3.1% of Total Investments)
1,000	Asheville Housing Authority, North Carolina, GNMA-Collateralized Multifamily Housing Revenue	5/09 at 101.00	AAA	967,900
	Bonds, Woodridge Apartments, Series 1997, 5.800%, 11/20/39 (Alternative Minimum Tax)
2,290	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock	7/13 at 105.00	AAA	2,134,646
	Apartments, Series 2003, 5.375%, 1/01/36 (Alternative Minimum Tax)
1,000	North Carolina Capital Facilities Financing Agency, Housing Revenue Bonds, Elizabeth City	6/13 at 100.00	A	925,310
	State University, Series 2003A, 5.000%, 6/01/28 – AMBAC Insured

4,290	Total Housing/Multifamily			4,027,856

	Housing/Single Family – 7.6% (4.9% of Total Investments)
1,040	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/10 at 100.00	AA	970,715
	Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)
2,580	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/09 at 100.00	AA	2,582,657
	Series 6A, 6.200%, 1/01/29 (Alternative Minimum Tax)
1,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%,	1/17 at 100.00	AA	850,750
	7/01/33 (Alternative Minimum Tax)
830	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%,	7/16 at 100.00	AA	707,251
	7/01/37 (Alternative Minimum Tax)
1,260	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1996HH, 6.300%,	3/09 at 100.00	AA	1,285,868
	3/01/26 (Alternative Minimum Tax)

6,710	Total Housing/Single Family			6,397,241

	Long-Term Care – 0.3% (0.2% of Total Investments)
375	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A,	1/16 at 100.00	N/R	283,808
	5.000%, 1/01/36

	Materials – 1.7% (1.1% of Total Investments)
1,250	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	3/17 at 100.00	BBB	679,325
	Environmental Improvement Revenue Bonds, International Paper Company Project, Series
	2007A, 4.625%, 3/01/27
1,425	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	8/15 at 100.00	N/R	755,079
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%,
	8/01/35 (Alternative Minimum Tax)

2,675	Total Materials			1,434,404

	Tax Obligation/General – 10.8% (6.9% of Total Investments)
1,890	Craven County, North Carolina, General Obligation Bonds, Series 2002, 5.000%, 5/01/21 –	5/12 at 101.00	AA	1,954,600
	AMBAC Insured
4,285	Durham County, North Carolina, General Obligation Bonds, Series 2002B, 5.000%, 4/01/16	4/12 at 100.00	AAA	4,617,002
1,820	Durham, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 4/01/21	4/17 at 100.00	AAA	2,003,256
500	North Carolina, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	529,060

8,495	Total Tax Obligation/General			9,103,918

	Tax Obligation/Limited – 39.4% (25.2% of Total Investments)
1,330	Cabarrus County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 2/01/17	2/13 at 100.00	AA	1,398,774
1,800	Catawba County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/21 –	6/14 at 100.00	Aa3	1,872,324
	MBIA Insured
1,700	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	1,744,778
	Series 2003G, 5.375%, 6/01/26
950	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series	6/18 at 100.00	AA+	939,398
	2008A, 5.000%, 6/01/33
1,500	Charlotte, North Carolina, Certificates of Participation, Transit Projects, Series 2003A,	6/13 at 100.00	AA+	1,483,260
	5.000%, 6/01/33
	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002:
1,050	5.250%, 6/01/20	6/12 at 101.00	AAA	1,135,082
1,750	5.000%, 6/01/25	6/12 at 101.00	AAA	1,801,100
1,400	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/27 –	6/17 at 100.00	AA–	1,389,962
	MBIA Insured
1,000	Davidson County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/14 –	No Opt. Call	A+	1,069,140
	AMBAC Insured
750	Harnett County, North Carolina, Certificates of Participation, Series 2009, 5.000%, 6/01/28 –	6/19 at 100.00	AAA	743,535
	AGC Insured
	Lee County, North Carolina, Certificates of Participation, Public Schools and Community
	College, Series 2004:
1,715	5.250%, 4/01/18 – FSA Insured	4/14 at 100.00	AAA	1,843,934
500	5.250%, 4/01/20 – FSA Insured	4/14 at 100.00	AAA	526,835
1,000	5.250%, 4/01/22 – FSA Insured	4/14 at 100.00	AAA	1,037,360
200	Mecklenburg County, North Carolina, Certificates of Participation, Series 2009A,	No Opt. Call	AA+	203,438
	5.000%, 2/01/27
2,600	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Capital	2/15 at 100.00	AA+	2,797,132
	Improvements, Series 2005A, 5.000%, 2/01/19
1,500	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+	1,542,585
	Facilities, Series 2004A, 5.000%, 2/01/23
1,500	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B,	6/14 at 100.00	AA+	1,579,380
	5.000%, 6/01/20
	North Carolina, Certificates of Participation, Series 2003:
1,130	5.250%, 6/01/21	6/13 at 100.00	AA+	1,179,856
1,000	5.250%, 6/01/23	6/13 at 100.00	AA+	1,030,200
2,000	Puerto Rico Highway and Transportation Authority, Grant Anticipation Revenue Bonds, Series	3/14 at 100.00	AA–	1,783,100
	2004, 5.000%, 9/15/21 – MBIA Insured
285	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	289,651
1,000	Randolph County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/20 –	6/14 at 102.00	AAA	1,058,730
	FSA Insured
1,000	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%,	12/17 at 100.00	AAA	1,006,980
	12/01/27 – FSA Insured
1,950	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%,	6/17 at 100.00	AAA	1,898,072
	6/01/34 – FSA Insured (UB)
1,200	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA	1,210,536
700	Wilson County, North Carolina, Certificates of Participation, School Facilities Project,	4/17 at 100.00	A	680,365
	Series 2007, 5.000%, 4/01/25 – AMBAC Insured

32,510	Total Tax Obligation/Limited			33,245,507

	Transportation – 7.1% (4.5% of Total Investments)
	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A:
600	5.250%, 7/01/24 – MBIA Insured	7/14 at 100.00	AA–	627,798
2,710	5.000%, 7/01/29 – MBIA Insured	7/14 at 100.00	AA–	2,529,406
500	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A2	512,665
	7/01/20 – SYNCORA GTY Insured
2,250	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%,	5/11 at 101.00	Aa3	2,311,043
	11/01/16 – FGIC Insured

6,060	Total Transportation			5,980,912

	U.S. Guaranteed – 14.6% (9.3% of Total Investments) (4)
750	Johnston County Finance Corporation, North Carolina, Installment Payment Revenue Bonds, School	8/09 at 101.00	AAA	772,733
	and Museum Projects, Series 1999, 5.250%, 8/01/21 (Pre-refunded 8/01/09) – FSA Insured
1,530	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA (4)	1,695,760
	Health System, Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)
735	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	N/R (4)	845,022
	5.000%, 11/01/24 (Pre-refunded 11/01/14)
425	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1980, 10.500%,	No Opt. Call	AAA	454,716
	1/01/10 (ETM)
4,260	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1986, 5.000%,	No Opt. Call	AAA	4,777,927
	1/01/20 (ETM)
1,000	North Carolina, General Obligation Bonds, Series 2000A, 5.100%, 9/01/16 (Pre-refunded 9/01/10)	9/10 at 102.00	AAA	1,081,040
420	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%,	10/12 at 100.00	A+ (4)	475,083
	4/01/22 (Pre-refunded 10/01/12) – AMBAC Insured
2,000	Winston-Salem, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A, 5.000%,	6/12 at 100.00	AAA	2,215,520
	6/01/18 (Pre-refunded 6/01/12)

11,120	Total U.S. Guaranteed			12,317,801

	Utilities – 13.8% (8.8% of Total Investments)
25	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003C,	1/13 at 100.00	BBB+	25,661
	5.375%, 1/01/17
3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003F,	1/13 at 100.00	BBB+	3,129,900
	5.500%, 1/01/15
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A	999,520
	5.250%, 1/01/20 – AMBAC Insured
	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds,
	Series 1993B:
10	5.500%, 1/01/17 – FGIC Insured	7/09 at 100.00	Baa1	10,006
90	5.500%, 1/01/21	5/09 at 100.00	BBB+	89,645
165	6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	169,678
4,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1999B,	1/10 at 101.00	A2	4,092,560
	6.500%, 1/01/20
2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	A	2,106,380
	1/01/15 – AMBAC Insured
1,000	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A2	1,041,580
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17

11,290	Total Utilities			11,664,930

	Water and Sewer – 9.3% (5.9% of Total Investments)
1,605	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2005, 5.000%,	6/15 at 100.00	Baa2	1,512,552
	6/01/20 – SYNCORA GTY Insured
500	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%,	4/18 at 100.00	AAA	490,795
	4/01/31 – FSA Insured
50	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001,	6/11 at 101.00	AAA	51,547
	5.125%, 6/01/26
1,295	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A,	6/15 at 100.00	AAA	1,336,751
	5.000%, 6/01/26
500	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B, 5.000%,	6/14 at 100.00	A	507,580
	6/01/23 – SYNCORA GTY Insured
3,865	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A,	6/17 at 100.00	AAA	3,893,330
	5.000%, 6/01/37 (UB)

7,815	Total Water and Sewer			7,792,555

$ 133,315	Total Investments (cost $135,323,319) – 156.5%			131,938,421

	Floating Rate Obligations – (4.2)%			(3,545,000)

	Other Assets Less Liabilities – 3.2%			2,696,876

	Preferred Shares, at Liquidation Value – (55.5)% (5)			(46,800,000)

	Net Assets Applicable to Common Shares – 100%			$84,290,297

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of February 28, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$131,938,421	$ —	$131,938,421

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2009, the cost of investments was $131,774,026.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2009, were as follows:

Gross unrealized:
Appreciation	$ 2,623,115
Depreciation	(6,003,573)

Net unrealized appreciation (depreciation) of investments	$(3,380,458)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of February 28, 2009. Subsequent to February 28, 2009, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.5%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen North Carolina Premium Income Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 29, 2009